RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 9,165,068	$ 8,816,184
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	$ 9,165,068	$ 8,816,184